Revenue Recognition	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Revenue Recognition

Disaggregation of Revenue

The following tables summarizes customer contract revenue disaggregated by reportable segment and the source of the revenue for the years ended December 31, 2019 and 2018:

	For the year ended December 31, 2019
($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Other	Total
Operating and Facilities Management Contracts	—	807,354	284,417	760,185	—	1,851,956
Lottery Management Agreements	—	108,032	—	—	—	108,032
Machine gaming	406,673	97,013	111,839	572,242	—	1,187,767
Other services	212,592	59,984	64,051	375,642	722	712,991
Service revenue	619,265	1,072,383	460,307	1,708,069	722	3,860,746

Lottery product	—	91,287	18,501	—	—	109,788
Gaming machines	321,217	—	259,424	—	—	580,641
Systems and other	130,165	1,529	101,956	981	—	234,631
Product sales	451,382	92,816	379,881	981	—	925,060
Total revenue	1,070,647	1,165,199	840,188	1,709,050	722	4,785,806

	For the year ended December 31, 2018
($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Other	Total
Operating and Facilities Management Contracts	—	828,641	282,864	793,303	—	1,904,808
Lottery Management Agreements	—	129,104	—	—	—	129,104
Machine gaming	420,447	99,679	139,936	672,202	—	1,332,264
Other services	204,029	53,645	72,697	349,044	723	680,138
Service revenue	624,476	1,111,069	495,497	1,814,549	723	4,046,314

Lottery product	—	80,405	46,323	—	—	126,728
Gaming machines	261,696	—	193,092	—	—	454,788
Systems and other	116,997	428	85,071	930	—	203,426
Product sales	378,693	80,833	324,486	930	—	784,942
Total revenue	1,003,169	1,191,902	819,983	1,815,479	723	4,831,256

Contract Balances

Information about receivables, contract assets, and contract liabilities is as follows:

($ thousands)	December 31, 2019	December 31, 2018	Balance Sheet Classification
Receivables, net	1,006,127	949,085	Trade and other receivables, net

Contract assets:
Current	47,499	58,739	Other current assets
Non-current	76,188	69,691	Other non-current assets
	123,687	128,430

Contract liabilities:
Current	(67,816)	(72,005)	Other current liabilities
Non-current	(65,855)	(67,022)	Other non-current liabilities
	(133,671)	(139,027)

The amount of revenue recognized during the year ended December 31, 2019 that was included in the contract liabilities balance at December 31, 2018 was $50.7 million. The amount of revenue recognized during the year ended December 31, 2018 that was included in the contract liabilities balance at January 1, 2018 was $44.5 million.

Transaction Price Allocated to Remaining Performance Obligations

At December 31, 2019, unsatisfied performance obligations for contracts expected to be greater than one year, or performance obligations for which we do not have a right to consideration from the customer in the amount that corresponds to the value to the customer for our performance completed to date, variable consideration which is not accounted for in accordance with the sales-based or usage-based royalties guidance, or contracts which are not wholly unperformed were approximately 10% of our annual revenue for 2019, of which approximately 26% is expected to be satisfied within one year and the remainder is expected to be satisfied over the subsequent 8 years.